PROVISIONS (Details 9) - Severance [Member]	Dec. 31, 2017	Dec. 31, 2016
Summary of economic hypotheses
Discount rate(s)	7.25%	6.75%
Expected rate(s) of salary increase	6.50%	5.50%
Inflation rate	4.00%	3.00%